Financial Assets and Liabilities - Investments gains and losses (Details) - Debt Investments - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Unrealized gains (losses) recognized in other comprehensive income	$ 46,975	$ 40,017	$ (601)
Gains (losses) recognized into profit or loss	$ 697	$ 15	$ (15)